Consolidated Statements of Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common stock	Common stock Common Class B [Member]	Additional paid-in capital	Retained earnings/(accumulated deficit)
Beginning balance at Jun. 07, 2012	$ 0	$ 0		$ 0
Beginning balance, shares at Jun. 07, 2012		0
Increase (Decrease) in Stockholders' Equity
Issuance of common stock, shares		0
Issuance of common stock, including stock option exercises	500	0		500
Ending balance at Sep. 30, 2012	500	0		500	0
Ending balance, shares at Sep. 30, 2012		0
Beginning balance at Jun. 07, 2012			0	0	0
Beginning balance, shares at Jun. 07, 2012			0
Increase (Decrease) in Stockholders' Equity
Issuance of common stock, shares			7,810,708
Issuance of common stock, including stock option exercises			78	99,922
Net income					(89)
Ending balance at Dec. 31, 2012	99,911	78	78	99,922	(89)
Ending balance, shares at Dec. 31, 2012	7,810,708	7,810,708	7,810,708
Increase (Decrease) in Stockholders' Equity
Issuance of common stock, shares		17,276,528
Issuance of common stock, including stock option exercises	323,503	173		323,330
Cost of issuance of common stock	(13,991)			(13,991)
Dividend on common stock	(2,509)				(2,509)
Share-based compensation	188			188
Net income	17,952				17,952
Ending balance at Sep. 30, 2013	$ 425,054	$ 251		$ 409,449	$ 15,354
Ending balance, shares at Sep. 30, 2013	25,087,236	25,087,236